Commitments and Contingencies - Operating Leases (Details) - USD ($)	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Future minimum lease payments under non-cancellable leases
2021	$ 188,943		$ 1,462,045	$ 2,325,562
2022	1,286,301		801,800	1,360,130
2023	629,369		130,332	752,532
2024	599,327		134,054	124,068
2025	137,888		137,888	127,790
2026	11,517
Thereafter			11,518	142,618
Total	2,853,345	$ 1,578,821	2,677,637	$ 4,832,700
Less imputed interest	(264,774)		(197,263)
Accrued expenses and other liabilities	1,103,283		1,352,537
Operating lease liabilities	1,485,288		1,127,837
Total	$ 2,588,571		$ 2,480,374